Other Liabilities - Summary of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary Of Other Liabilities [Abstract]
Derivative liability		$ 11
Due to individual investors	$ 4,887
Withholding individual income tax payable (See Note 23)	15,199	0
Other current liabilities	51,293	33,751
Total other current liabilities	71,379	33,762
Other non-current liabilities	421	25,535
Accrued warranty reserve	1,594	1,608
Total other non-current liabilities	2,015	27,143
Total of other liabilities	$ 73,394	$ 60,905